OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
OTHER EXPENSE, NET
NOTE 12 – OTHER EXPENSE, NET

Other expense, net is summarized as follows:
	Year ended December 31,
	2017	2016	2015

Interest expense to related parties (see Note 10)	$(2,875)	$(4,171)	$(2,601)
Interest expense and other bank charges	(1,073)	(1,430)	(1,374)
Interest income	170	116	169
Foreign currency gain (loss)	(2,450)	1,005	3,066
Other income (expense)	56	(21)	(20)
Total other expense,net	$(6,172)	$(4,501)	$(760)